New Accounting Pronouncements	3 Months Ended
Mar. 31, 2014
New Accounting Pronouncements
12.	New Accounting Pronouncements

In February 2013, the FASB issued ASU, No. 2013-04, “Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date,” or ASU No. 2013-04. ASU 2013-04 requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. ASU 2013-04 also requires the nature and amount of the obligation as well as other information about those obligations to be disclosed. ASU 2013-04 is effective for fiscal and interim periods within those years, beginning after December 15, 2013 and should be applied retrospectively. The Company adopted this guidance effective January 1, 2014. Please refer to Note 2 and Note 13 for the required disclosure.